Fair Value Measurements - Schedule Of Quantitative Information Regarding Level 3 Fair Value Measurements Embedded Derivative Liability (Details) - Embedded Derivative Liability - Level 3 inputs	Jun. 30, 2020	Jun. 01, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected date of event	Fourth Quarter 2020	Fourth Quarter 2020
Probability of change of control
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability, Measurement Input	0.90	0.90
Probability of issuance of debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability, Measurement Input	0.05	0.05
Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Embedded Derivative Liability, Measurement Input	0.38	0.39